Consolidated Statement of Changes in Shareholders' Equity - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Shares To Be Issued [Member]	Noncontrolling Interest [Member]	Total
Beginning balance, value at Aug. 31, 2021	$ 2,970	$ 2,890,471	$ (2,233,496)	$ 5,696	$ 861,883	$ 167,967	$ 1,695,491
Beginning balance, shares at Aug. 31, 2021	2,970,000
Beneficial conversion feature on financial liability -Convertible bonds		1,005,645					1,005,645
Capital contribution		129,363				70,482	199,845
Issuance of common stock for convertible bonds	$ 1,116	1,003,326					$ 1,004,442
Issuance of common stock for convertible bonds, shares	1,116,055						1,116,055
Issuance of common stock pursuant to share exchange agreement	$ 102	(102)
Issuance of common stock pursuant to share exchange agreement, shares	102,000
Issuance of common stock for Intellectual Assets	$ 83,148	83,064,619					83,147,767
Issuance of common stock for Intellectual Assets, shares	83,147,767
Issuance of common stock for Cash	$ 14,518	1,032,550			(786,883)		260,185
Issuance of common stock for Cash, shares	14,517,575
Foreign currency translation adjustment				60,184		27,547	87,731
Net loss			(5,231,877)			(324,750)	(5,556,627)
Ending balance, value at Aug. 31, 2022	$ 101,854	89,125,872	(7,465,373)	65,880	75,000	(58,754)	81,844,479
Ending balance, shares at Aug. 31, 2022	101,853,397
Capital contribution		101,998				164,519	266,517
Issuance of common stock for Cash	$ 457	1,143,271			991,052		$ 2,134,780
Issuance of common stock for Cash, shares	457,536						427,536
Foreign currency translation adjustment				(82,916)		5,535	$ (77,381)
Net loss			(6,057,893)			(259,480)	(6,317,373)
Ending balance, value at Aug. 31, 2023	$ 102,311	$ 90,371,141	$ (13,523,266)	$ (17,036)	$ 1,066,052	$ (148,180)	$ 77,851,022
Ending balance, shares at Aug. 31, 2023	102,310,933